Acquisitions	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Acquisitions
21.	Acquisitions

21.1.	Acquisition of IsoTherapeutics Group, LLC

On April 9, 2024 Telix completed the acquisition of IsoTherapeutics Group, LLC (IsoTherapeutics). IsoTherapeutics is a commercial-stage company that provides radiochemistry and bioconjugation development and contract manufacturing services to numerous companies in the radiopharmaceutical industry, including Telix.

The total consideration is $19,859,000 of which $8,912,000 has been paid in equity through the issue of 717,587 fully paid ordinary Telix shares at $12.42 per share, with $3,285,000 paid in cash. A further $7,662,000 is payable in cash for performance-related milestone payments that are subject to meeting milestone conditions within twelve months of closing.

Further performance-based payments are payable in cash to the IsoTherapeutics sellers based on 50% of net revenue during a two year revenue sharing period from the closing date. These payments are effectively a retention mechanism of key employees and as such are excluded from the acquisition consideration and instead will be recognized as an expense over the revenue sharing period within the Group’s consolidated statement of comprehensive income.

The following table summarizes the consideration paid for IsoTherapeutics, the fair value of assets acquired and liabilities assumed at the acquisition date.

Fair value
Consideration	A$’000
Cash paid	3,285
Equity issued	8,912
Contingent consideration	7,662
Total consideration	19,859
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	394
Trade and other receivables	642
Property, plant and equipment	365
Right-of-use assets	519
Trade and other payables	(7)
Lease liabilities	(519)
Total identifiable assets and liabilities	1,394
Fair value adjustments
Customer relationships	1,280
Brand name	102
Deferred tax liabilities	(332)
Total fair value adjustments	1,050
Goodwill	17,415
Total	19,859

The goodwill arising is attributable to the acquired workforce, anticipated future cost savings from utilizing IsoTherapeutics’ manufacturing and radiopharmaceutical development capability and synergies of integrating the business within the Group. The goodwill arising from the acquisition has been allocated to the manufacturing solutions CGU.

Fair value adjustments have been recognized for acquisition-related intangible assets and related deferred tax.

Acquisition-related intangible assets of $1,280,000 relate to the valuation of the customer relationships and $102,000 relates to the value of the acquired IsoTherapeutics brand. The useful economic lives of each of these acquisition-related intangible assets is four and two years, respectively.

Acquisition costs of $1,342,000 have been charged to the consolidated statement of comprehensive income in the year relating to the acquisition of IsoTherapeutics.

IsoTherapeutics contributed $2,287,000 towards revenue and a net loss of $1,068,000 towards the Group’s profit before tax attributable to equity holders of the parent for the period after the date of acquisition.

As a preliminary assessment, had the acquisition of IsoTherapeutics been completed on the first day of the 2024 financial year, Group revenues would have been approximately $913,000 higher and Group profit before tax attributable to equity holders of the parent would have been approximately $261,000 lower.

21.2.	Acquisition of ARTMS Inc.

On April 11, 2024 Telix completed the acquisition of radioisotope production technology firm ARTMS Inc. (ARTMS). ARTMS, based in Vancouver, BC (Canada), is a commercial-stage company, which specializes in the physics, chemistry and materials science of cyclotron-produced radionuclides.

The total consideration is $118,593,000 of which $71,610,000 has been paid in equity through the issue of 5,674,365 fully paid ordinary Telix shares at $12.62 per share, with $24,491,000 paid in cash.

A further $22,492,000 in contingent future milestone and royalty payments is payable in cash following achievement of certain clinical or commercial milestones and sales targets. The royalties represent a low single to low double-digit percentage of net sales of ARTMS products or Telix products prepared using ARTMS products for defined periods depending on the product location where the sale occurs. All earn-outs which have not otherwise expired will terminate on the 10 year anniversary of completion.

The following table summarizes the consideration paid for ARTMS, the fair value of assets acquired and liabilities assumed at the acquisition date.

Provisional fair value
Consideration	A$’000
Cash paid	24,491
Equity issued	71,610
Contingent consideration	22,492
Total consideration	118,593
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,321
Trade and other receivables	252
Other current assets	67
Inventories	2,869
Other non-current assets	149
Property, plant and equipment	1,422
Right-of-use assets	1,154
Trade and other payables	(3,227)
Lease liabilities	(1,154)
Total identifiable assets and liabilities	5,853
Fair value adjustments
Intellectual property	39,965
Deferred tax liabilities	(10,256)
Property, plant and equipment	504
Inventories	555
Total fair value adjustments	30,768
Goodwill	81,972
Total	118,593

The goodwill arising is attributable to the acquired workforce, anticipated future cost savings from utilizing ARTMS’ radioisotope production capabilities and synergies of vertically integrating the business within the Group. The goodwill arising from the acquisition has been allocated to the manufacturing services CGU.

Fair value adjustments have been recognized for acquisition-related intangible assets, property, plant and equipment, inventories and related deferred tax.

Acquisition-related intangible assets of $39,965,000 relate to the valuation of the acquired ARTMS intellectual property. The useful economic life of the intellectual property has not been assessed at the acquisition date, as the intellectual property is not available for commercial use until regulatory approval has been obtained.

Acquisition costs of $1,080,000 have been charged to the consolidated statement of comprehensive income in the year relating to the acquisition of ARTMS.

ARTMS contributed $372,000 towards revenue and a net loss of $3,746,000 towards the Group’s profit before tax attributable to equity holders of the parent for the period after the date of acquisition.

As a preliminary assessment, had the acquisition of ARTMS been completed on the first day of the 2024 financial year, Group revenues would have been approximately $344,000 higher and Group profit before tax attributable to equity holders of the parent would have been approximately $1,838,000 lower.

21.3.	Acquisition of QSAM Biosciences, Inc.

On May 3, 2024 Telix completed of the acquisition of QSAM Biosciences, Inc. (QSAM) and its lead investigational drug Samarium-153-DOTMP (153Sm-DOTMP1). QSAM is a U.S. based company developing therapeutic radiopharmaceuticals for primary and metastatic bone cancer.

The upfront purchase price was $68,632,000 of which $61,906,000 was paid to QSAM in equity through the issue of 3,671,120 fully paid ordinary Telix shares in May 2024 at a share price of $14.80 per share, 409,026 fully paid ordinary Telix shares in July 2024 at a share price of $18.20 per share and $6,726,000 paid in cash.

A further US$90,000,000 in Contingent Value Rights, or performance rights, is payable in cash and/or in ordinary shares, upon achievement of certain clinical or commercial milestones.

The Group has determined that substantially all of the fair value of the gross assets acquired is concentrated in a single asset or a group of similar assets. The Group has applied the optional concentration of fair value test in IFRS 3 Business Combinations and concluded that the components acquired will be treated as an asset acquisition.

The performance rights have been recognized as an equity settled share-based payment at a fair value of $67,943,000 which has been included in the fair value of intellectual property. Each milestone has a fixed dollar amount which can be settled either in cash or shares. The fair value of the performance rights was determined based on management’s assessment of the likelihood of each milestone being reached against the fixed dollar amount for that milestone. The likelihood of the milestones being attained are considered non-vesting conditions as there are no further services or obligations of the counterparty, thus being reflected in the fair value.

The fair values of identifiable assets on acquisition are outlined below:

Fair value
Consideration	A$’000
Cash paid	6,726
Equity issued	61,906
Performance rights issued	67,943
Total consideration	136,575
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	18
Trade and other receivables	52
Intellectual property	136,505
Total identifiable assets and liabilities	136,575